Inventories	12 Months Ended
Dec. 31, 2025
Inventories [Abstract]
INVENTORIES
9	INVENTORIES

	As of December 31, 2024	As of December 31, 2025	As of December 31, 2025
	RM	RM	Convenience Translation USD
Inventories	3,049,405	2,457,916	605,249

The amount of inventories recognized as an expense in cost of sales of the Group was RM 106,719,511 (USD 26,279,122) (December 31, 2024: RM 84,102,118).